Non-Controlling Interests - Earnings of Subsidiaries with Non-Controlling Interests (Details) - CAD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Oct. 04, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Revenue			$ 3,355	$ 2,976	$ 2,721
Net earnings (loss)			796	161	(425)
Total comprehensive income (loss)			893	(263)	(610)
Amounts attributable to the non-controlling interests:
Net earnings (loss)			101	111	112
Total comprehensive income (loss)			76	55	83
TransAlta Cogeneration, L.P.
Disclosure of subsidiaries [line items]
Revenue			290	347	265
Net earnings (loss)			121	143	103
Total comprehensive income (loss)			121	143	103
Amounts attributable to the non-controlling interests:
Net earnings (loss)			80	91	62
Total comprehensive income (loss)			80	91	62
Dividends paid to non-controlling interests			$ 148	87	56
Kent Hills Wind L.P.
Disclosure of subsidiaries [line items]
Revenue	$ 7
Net earnings (loss)	2
Total comprehensive income (loss)	2
Amounts attributable to the non-controlling interests:
Net earnings (loss)	0
Total comprehensive income (loss)	$ 0
TransAlta Renewables, Inc. Including Kent Hills Wind LP
Disclosure of subsidiaries [line items]
Revenue		$ 303		560	470
Net earnings (loss)		56		74	139
Total comprehensive income (loss)		(7)		(67)	66
Amounts attributable to the non-controlling interests:
Net earnings (loss)		21		20	50
Total comprehensive income (loss)		(4)		(36)	21
Dividends paid to non-controlling interests		$ 75		$ 100	$ 100